UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Chartwell Small Cap Value Fund
 (Class A: CWSVX)
(Class I: CWSIX)

SEMI-ANNUAL REPORT
April 30, 2013

Chartwell Small Cap Value Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Chartwell Small Cap Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

www.chartwellmutualfunds.com

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.5%
	BASIC MATERIALS – 1.4%
3,612	Minerals Technologies, Inc.	$146,756

	COMMUNICATIONS – 4.0%
1,236	Anixter International, Inc.*	88,671
29,324	Earthlink, Inc.	166,853
3,367	ValueClick, Inc.*	103,906
5,358	Vocus, Inc.*	45,061
		404,491

	CONSUMER, CYCLICAL – 11.7%
3,885	Casey's General Stores, Inc.	224,981
6,116	Cato Corp. - Class A	146,845
1,966	G&K Services, Inc. - Class A	92,382
4,054	G-III Apparel Group Ltd.*	164,836
4,935	Jack in the Box, Inc.*	176,920
5,975	Rush Enterprises, Inc. - Class A*	136,768
3,532	Toro Co.	158,975
2,709	United Stationers, Inc.	87,961
		1,189,668

	CONSUMER, NON-CYCLICAL – 15.1%
5,936	Brink's Co.	157,363
8,325	Cardtronics, Inc.*	233,183
1,518	Flowers Foods, Inc.	50,003
5,961	Greatbatch, Inc.*	166,550
5,197	Haemonetics Corp.*	200,085
2,775	Helen of Troy Ltd.*	96,792
2,865	Matthews International Corp. - Class A	105,461
3,375	Monro Muffler Brake, Inc.	139,590
3,077	Sanderson Farms, Inc.	188,497
3,151	TreeHouse Foods, Inc.*	200,750
		1,538,274

	ENERGY – 0.9%
1,262	CARBO Ceramics, Inc.	89,160

	FINANCIAL – 26.6%
13,148	American Equity Investment Life Holding Co.	200,376
4,189	Argo Group International Holdings Ltd.	173,634
6,465	Bank of the Ozarks, Inc.	264,612
4,765	BioMed Realty Trust, Inc. - REIT	107,260
4,132	DuPont Fabros Technology, Inc.	103,878
11,675	Education Realty Trust, Inc. - REIT	128,308
3,551	First Financial Bankshares, Inc.	175,455
11,497	FNB Corp.	130,951
6,171	Healthcare Realty Trust, Inc. - REIT	185,253
1,671	Home Properties, Inc. - REIT	107,713

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,554	Mid-America Apartment Communities, Inc. - REIT	$106,806
4,350	PacWest Bancorp	120,626
2,177	PS Business Parks, Inc. - REIT	173,725
8,197	Selective Insurance Group, Inc.	192,056
1,387	Signature Bank*	99,323
5,268	Tower Group, Inc.	99,671
2,925	UMB Financial Corp.	147,244
10,143	Umpqua Holdings Corp.	121,716
3,110	United Bankshares, Inc.	78,714
		2,717,321

	INDUSTRIAL – 23.6%
5,355	Barnes Group, Inc.	148,708
11,350	Blount International, Inc.*	157,651
4,186	Bristow Group, Inc.	264,555
9,347	Calgon Carbon Corp.*	159,273
2,787	CLARCOR, Inc.	144,088
2,243	EnPro Industries, Inc.*	110,535
10,460	Fabrinet*	143,616
3,673	Franklin Electric Co., Inc.	118,895
4,316	GATX Corp.	219,900
5,450	Gulfmark Offshore, Inc. - Class A	226,829
3,200	Kaydon Corp.	76,288
4,375	Koppers Holdings, Inc.	192,106
2,885	Old Dominion Freight Line, Inc.*	111,073
5,705	Plexus Corp.*	153,864
3,732	Zebra Technologies Corp. - Class A*	174,098
		2,401,479

	TECHNOLOGY – 6.6%
5,394	Diodes, Inc.*	109,282
6,788	j2 Global Communications, Inc.	276,272
7,587	Progress Software Corp.*	171,238
7,602	SYKES Enterprises, Inc.*	116,995
		673,787

	UTILITIES – 6.6%
3,804	Avista Corp.	106,702
2,747	Black Hills Corp.	128,807
5,287	Cleco Corp.	261,812
4,118	NorthWestern Corp.	177,157
		674,478

	TOTAL COMMON STOCKS (Cost $8,754,031)	9,835,414

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2013 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 4.4%
450,503	Fidelity Institutional Government Portfolio, 0.01%1	$450,503

	TOTAL SHORT-TERM INVESTMENTS (Cost $450,503)	450,503

	TOTAL INVESTMENTS – 100.9% (Cost $9,204,534)	10,285,917
	Liabilities in Excess of Other Assets – (0.9)%	(94,786)

	TOTAL NET ASSETS – 100.0%	$10,191,131

REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	26.6%
Industrial	23.6%
Consumer, Non-cyclical	15.1%
Consumer, Cyclical	11.7%
Utilities	6.6%
Technology	6.6%
Communications	4.0%
Basic Materials	1.4%
Energy	0.9%
Total Common Stocks	96.5%
Short-Term Investments	4.4%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $9,204,534)	$10,285,917
Receivables:
Fund shares sold	15,983
Dividends and interest	2,075
Advisor	9,945
Prepaid expenses	22,574
Total assets	10,336,494

Liabilities:
Payables:
Investment securities purchased	118,596
Fund shares redeemed	3,689
Distribution fees - Class A (Note 7)	1,917
Shareholder Servicing fees - Class A (Note 8)	1,894
Auditing fees	7,542
Fund accounting fees	4,640
Administration fees	3,247
Transfer agent fees and expenses	928
Trustees' fees and expenses	465
Custody fees	377
Chief Compliance Officer fees	296
Accrued other expenses	1,772
Total liabilities	145,363

Net Assets	$10,191,131

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$8,977,230
Accumulated net investment income	20,860
Accumulated net realized gain on investments	111,658
Net unrealized appreciation on investments	1,081,383
Net Assets	$10,191,131

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$8,361,048
Shares of beneficial interest issued and outstanding	641,955
Redemption price*	13.02
Maximum sales charge (5.75% of offering price)**	0.79
Maximum offering price to public	$13.81

Class I Shares:
Net assets applicable to shares outstanding	$1,830,083
Shares of beneficial interest issued and outstanding	140,086
Redemption price	$13.06

*
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Dividends	$75,888
Interest	20
Total investment income	75,908

Expenses:
Advisory fees	40,357
Transfer agent fees and expenses	24,726
Administration fees	19,781
Registration fees	18,451
Fund accounting fees	17,803
Distribution fees - Class A (Note 7)	8,802
Custody fees	8,367
Auditing fees	7,584
Chief Compliance Officer fees	5,709
Shareholder reporting fees	3,685
Legal fees	2,945
Trustees' fees and expenses	2,067
Miscellaneous	1,984
Offering costs	1,695
Shareholder Servicing fees - Class A (Note 8)	1,516
Insurance fees	253

Total expenses	165,725
Advisory fees waived	(40,357)
Other expenses absorbed	(70,662)
Net expenses	54,706
Net investment income	21,202

Realized and Unrealized Gain on Investments:
Net realized gain on investments	111,216
Net change in unrealized appreciation/depreciation on investments	1,133,333
Net realized and unrealized gain on investments	1,244,549

Net Increase in Net Assets from Operations	$1,265,751

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2013 (Unaudited)	For the Period November 9, 2011* to October 31, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$21,202	$444
Net realized gain (loss) on investments	111,216	(578)
Net change in unrealized appreciation/depreciation on investments	1,133,333	(51,950)
Net increase (decrease) in net assets resulting from operations	1,265,751	(52,084)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,953,625	6,125,207
Class I	1,636,521	146,673
Cost of shares redeemed:
Class A1	(551,708)	(238,222)
Class I	(94,632)	-
Net increase in net assets from capital transactions	2,943,806	6,033,658

Total increase in net assets	4,209,557	5,981,574

Net Assets:
Beginning of period	5,981,574	-
End of period	$10,191,131	$5,981,574

Accumulated net investment income (loss)	$20,860	$(342)

Capital Share Transactions:
Shares sold:
Class A	160,951	547,588
Class I	134,621	13,053
Shares redeemed:
Class A	(45,312)	(21,272)
Class I	(7,588)	-
Net increase in net assets from capital share transactions	242,672	539,369

*	Commencement of operations. Class I shares commenced operations on March 16, 2012.
1	Net of redemption fee proceeds of $609 and $3,653, respectively.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months		For the Period
	Ended April 30, 2013		November 9, 2011*
	(Unaudited)		to October 31, 2012
Net asset value, beginning of period	$11.09		$10.00
Income from Investment Operations:
Net investment income1	0.03		-	2
Net realized and unrealized gain on investments	1.90		1.05
Total from investment operations	1.93		1.05

Redemption fee proceeds	-	2	0.04

Net asset value, end of period	$13.02		$11.09

Total return3	17.40%	4	10.90%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,361		$5,837

Ratio of expenses to average net assets:
Before fees and other expenses waived	4.15%	5	24.11%	5
After fees and other expenses waived	1.40%	5	1.40%	5,6
Ratio of net investment income (loss) to average net assets:
Before fees and other expenses waived	(2.27)%	5	(22.69)%	5
After fees and other expenses waived	0.48%	5	0.02%	5
Portfolio turnover rate	11%	4	25%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of $1 million or more that are made within 12 months of the date or purchase. If these sales charges were included total returns would be lower.

4	Not annualized.
5	Annualized.
6
Effective March 16, 2012, the Fund’s Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.40% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months		For the Period
	Ended April 30, 2013		March 16, 2012*
	(Unaudited)		to October 31, 2012
Net asset value, beginning of period	$11.11		$11.28
Income from Investment Operations:
Net investment income1	0.05		0.02
Net realized and unrealized gain (loss) on investments	1.90		(0.19)
Total from investment operations	1.95		(0.17)

Redemption fee proceeds	-		-

Net asset value, end of period	$13.06		$11.11

Total return	17.55%	2	(1.51)%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,830		$145

Ratio of expenses to average net assets:
Before fees and other expenses waived	3.80%	3	17.01%	3
After fees and other expenses waived	1.05%	3	1.05%	3
Ratio of net investment income (loss) to average net assets:
Before fees and other expenses waived	(1.92)%	3	(15.62)%	3
After fees and other expenses waived	0.83%	3	0.34%	3
Portfolio turnover rate	11%	2	25%	2

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2013 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A Shares commenced investment operations on November 9, 2011. The Fund’s Class I Shares commenced investment operations on March 16, 2012.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

The Fund incurred offering costs of approximately $34,981, which were amortized over a one-year period from November 9, 2011 (commencement of operations).

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Chartwell Investment Partners, LP (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. Effective March 16, 2012, the Advisor has contractually agreed to waive its fee and, if necessary, to waive other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) to 1.40% and 1.05% of the Fund’s average daily net assets for Class A Shares and Class I Shares, respectively until February 28, 2014.  Prior to March 16, 2012 the Advisor had contractually agreed to waive its fee and, if necessary, waive other operating expenses in order to limit total annual operating expenses to 1.50% of the Fund's average daily net assets for Class A Shares.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

For the six months ended April 30, 2013, the Advisor waived all of its advisory fees in the amount of $40,357 and absorbed other expenses in the amount of $70,662 for the Fund. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the year in which such reimbursements occurred. The Advisor may recapture a portion of the following amounts no later than October 31, of the years stated below:

2015	$239,824
2016	111,019
$350,843

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC (“GDS”) as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

For the period November 1, 2012 through December 31, 2012, GDS received no selling commissions.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended April 30, 2013, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$9,208,288

Gross unrealized appreciation	$1,252,915
Gross unrealized depreciation	(175,286)

Net unrealized appreciation on investments	$1,077,629

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

As of October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Accumulated earnings	-
Accumulated capital and other losses	(806)
Unrealized depreciation on investments	(51,044)
Total accumulated deficit	$(51,850)

The tax character of distributions paid during the fiscal year ended October 31, 2012, was as follows:

Distributions paid from:
Ordinary income	$-
Net long-term capital gains	-
Total taxable distributions	$-

At October 31, 2012, the Fund had accumulated capital loss carryforwards as follows:

	Short-Term	Long-Term

Losses Not Subject to Expiration:	$464	$-
	$464	$-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of October 31, 2012, the Fund had $342 of qualified late-year ordinary losses, which are deferred until fiscal year ending October 31, 2013 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2013 the Fund received $609 in redemption fees.

Note 6 – Investment Transactions
For the six months ended April 30, 2013, purchases and sales of investments, excluding short-term investments, were $3,733,443 and $904,308, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A Shares. Class I does not pay any distribution fees.

For the six months ended April 30, 2013, distribution fees incurred are disclosed on the Statement of Operations.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of Class A shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class I does not pay any shareholder servicing fees.

For the six months ended April 30, 2013, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Chartwell Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2013 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$9,835,414	$-	$-	$9,835,414
Short-Term Investments	450,503	-	-	450,503
Total Investments	$10,285,917	$-	$-	$10,285,917

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Recently Issued Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Chartwell Small Cap Value Fund
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/12 to 4/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/12	4/30/13	11/1/12 - 4/30/13
Class A	Actual Performance	$ 1,000.00	$ 1,174.00	$ 7.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.86	7.00
Class I	Actual Performance	1,000.00	1,175.50	5.69
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.57	5.28

*
Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.05% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Investment Advisor
Chartwell Investment Partners, LP
1235 Westlakes Drive, Suite 400
Berwyn, Pennsylvania 19312

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.Foreside.com

FUND INFORMATION

	TICKER	CUSIP
Chartwell Small Cap Value Fund - Class A Shares	CWSVX	461418 378
Chartwell Small Cap Value Fund - Class I Shares	CWSIX	461418 261

Privacy Principles of the Chartwell Small Cap Value Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Chartwell Small Cap Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 888-995-5505, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 888-995-5505, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 888-995-5505.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Chartwell Investment Partners, LP
P.O. Box 2175
Milwaukee, WI 53201
1-888-995-5505

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	7/9/2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/9/2013